Organization (Details)	Jun. 30, 2024
Santech Global BVI Limited
Organization
Percentage of ownership	100.00%
Santech Global International Limited
Organization
Percentage of ownership	100.00%
Santech Global Hong Kong Limited
Organization
Percentage of ownership	100.00%
Haiyin Insurance (Hong Kong) Co., Limited
Organization
Percentage of ownership	100.00%
Hywin International Insurance Broker Limited
Organization
Percentage of ownership	100.00%
Haiyin International Asset Management Limited
Organization
Percentage of ownership	100.00%
Hywin Asset Management (Hong Kong) Limited
Organization
Percentage of ownership	100.00%